Other receivables (Details) R$ in Millions		Jan. 31, 2016 BRL (R$) Numbers	May 28, 2012 BRL (R$) Numbers	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Other receivables				R$ 1,006	R$ 852
Other receivables, current				279	294
Other receivables, noncurrent				727	558
Receivables from the sale of subsidiaries		R$ 8	R$ 50
Percentage of receivable		110.00%	110.00%
Number of installments | Numbers		120	240
Number of gas stations | Numbers		5
Via Varejo [Member]
IfrsStatementLineItems [Line Items]
Amount of GPA's right received				603	573
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Other receivables	[1]			603	298
Receivable From Sale Of Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Other receivables	[2]			72	79
Rental Receivable [Member]
IfrsStatementLineItems [Line Items]
Other receivables				21	179
Property And Equipment Sale [Member]
IfrsStatementLineItems [Line Items]
Other receivables				61	148
Accounts Receivable From Insurance Companies [Member]
IfrsStatementLineItems [Line Items]
Other receivables				2	5
Other [Member]
IfrsStatementLineItems [Line Items]
Other receivables	[3]			254	158
Allowance For Doubtful Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Other receivables				R$ (7)	R$ (15)

[1]	As the Company sold the equity interest in Via S.A. ("Via") in 2019, the amount that had been reported as related parties was reclassified to other receivables. The amount of R$603 includes R$573 corresponding to GPA's right to receive from Via the reimbursement of the deduction of ICMS from the calculation basis PIS and COFINS of its former subsidiary Globex. After obtaining a final and unappealable decision, GPA is entitled to the credits for the period from 2003 to 2010 (Note 21.7).
[2]	Receivables related to the exercise of an option to buy gas stations by a third party. The original amount of this receivable was R$50, which was adjusted since the execution of the agreement on May 28, 2012, at a rate of 110% of the CDI, with payment in 240 monthly installments. In January 2016, 5 news gas stations were sold for the amount of R$8, in 120 installments at a rate of 110% of CDI
[3]	Includes the remaining amount of R$139 receivable from Fundo Imobiliário Barzel for the sale of 17 properties related to the demobilization of Hypermarkets (Note 1.1). The Company will transfer the amounts received to Assaí, since the Company has already received the advance payment for the sale of properties from Assaí.